Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Member]
Plans' benefit obligation in excess of the fair value of plan assets
Projected benefit obligation	$ 51,112	$ 39,682
Accumulated benefit obligation	50,745	39,380
Fair value of plan assets	35,052	34,354
SERP [Member]
Plans' benefit obligation in excess of the fair value of plan assets
Projected benefit obligation	86,150	73,840
Accumulated benefit obligation	66,172	47,304
Fair value of plan assets	$ 0	$ 0